UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                       Copy to:

      CHRISTOPHER K. YARBROUGH                             CATHY G. O'KELLY
      737 NORTH MICHIGAN AVENUE                            VEDDER PRICE P.C.
             SUITE 1700                                 222 NORTH LASALLE STREET
       CHICAGO, ILLINOIS 60611                          CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
EUROPEAN FOCUS FUND
APRIL 30, 2009


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 96.82%
               AUSTRALIA - 6.72%
   26,500,000  Centamin Egypt, Ltd. *    $   21,454,488
    3,000,000  Centamin Egypt, Ltd. *         2,438,616
                                          --------------
                                             23,893,104
                                          --------------
               CANADA - 2.27%
    3,818,947  European Goldfields,
               Ltd. *                         8,064,498
                                          --------------
               CYPRUS - 0.51%
    1,400,000  AFI Development plc, GDR
               (a) (b)                        1,808,020
                                          --------------
               DENMARK - 1.75%
      129,273  Carlsberg A/S, Class B         6,238,343
                                          --------------
               FINLAND - 1.84%
      350,026  Sampo Oyj, A Shares            6,548,016
                                          --------------
               FRANCE - 5.28%
      145,000  Carrefour S.A. *               5,864,039
      150,000  France Telecom S.A.            3,328,470
      686,056  Rhodia S.A.                    3,930,463
      210,000  Vivendi S.A.                   5,661,525
                                          --------------
                                             18,784,497
                                          --------------
               GERMANY - 1.05%
      155,000  Gerresheimer AG                3,724,835
                                          --------------
               GREECE - 1.17%
      840,000  Sidenor S.A.                   4,168,522
                                          --------------
               IRELAND - 2.50%
      344,680  CRH plc                        8,905,911
                                          --------------
               ITALY - 2.39%
      625,449  Azimut Holding SpA *           4,389,408
      420,000  Fiat SpA *                     4,104,078
                                          --------------
                                              8,493,486
                                          --------------
               KAZAKHSTAN - 2.90%
      590,000  KazMunaiGas Exploration
               Production, GDR               10,322,298
                                          --------------
               LUXEMBOURG - 3.73%
      441,000  ArcelorMittal                 10,352,123
    2,016,000  GlobeOp Financial
               Services                       2,915,264
                                          --------------
                                             13,267,387
                                          --------------


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               NETHERLANDS - 3.87%
      410,333  A&D Pharma Holding N.V.,
               GDR *                     $      770,934
      170,000  Akzo Nobel N.V.                7,140,197
      414,902  AMTEL Vredestein N.V.,
               GDR (a) (c) *                         --
      210,000  TNT N.V.                       3,868,499
      700,000  Wavin N.V.                     1,976,825
                                          --------------
                                             13,756,455
                                          --------------
               PORTUGAL - 2.09%
      557,532  Galp Energia, SGPS, S.A.,
               B Shares                       7,433,938
                                          --------------
               RUSSIA - 2.90%
      588,000  OAO Gazprom, ADR              10,331,074
                                          --------------
               SPAIN - 0.85%
    1,042,000  Realia Business S.A.           3,012,798
                                          --------------
               SWITZERLAND - 12.64%
      128,507  Adecco SA                      5,067,572
      270,000  Compagnie Financiere
               Richemont SA                   4,835,931
       50,000  Roche Holding AG               6,318,006
       47,000  Swatch Group AG                6,518,965
    1,052,637  Temenos Group AG *            14,528,283
       41,615  Zurich Financial Services
               AG                             7,685,859
                                          --------------
                                             44,954,616
                                          --------------
               UNITED ARAB EMIRATES -
               2.58%
    3,820,139  Kingdom Hotel Investments,
               GDR *                          9,168,334
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
EUROPEAN FOCUS FUND
APRIL 30, 2009 (CONTINUED)


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - 37.93%
    2,067,037  Aero Inventory plc        $    5,151,491
    9,047,767  Afren plc *                    5,123,155
    2,700,000  Ashmore Group plc              9,011,949
   11,000,000  Ashtead Group plc             10,216,235
    2,450,000  Barclays plc                   9,968,629
      333,137  Cairn Energy plc *            10,521,791
    1,488,686  Daily Mail & General
               Trust plc                      7,220,112
      330,000  Dana Petroleum plc *           6,097,563
    3,928,650  Debenhams plc                  5,297,851
      540,000  Eurasian Natural
               Resources Corp.                4,677,859
    1,338,648  Fresnillo plc                 10,490,987
      552,019  Hochschild Mining plc          1,828,092
      396,825  Impellam Group plc *             190,789
    1,800,000  Informa plc                    7,845,555
    5,000,000  Juridica Investments,
               Ltd. (c)                       8,950,062
      654,104  Kazakhmys plc                  5,084,162
      460,000  Lancashire Holdings, Ltd. *    3,267,033
    2,222,917  Regal Petroleum plc *          1,592,685
    3,593,673  Sports Direct
               International                  3,656,054
    7,500,000  Tau Capital plc *              1,725,000
      953,205  Tullow Oil plc                11,254,342
      651,316  Xstrata plc                    5,725,064
                                          --------------
                                            134,896,460
                                          --------------
               UNITED STATES - 1.85%
      850,000  Virgin Media, Inc.             6,562,000
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $561,181,629)          344,334,592
                                          --------------

SHORT TERM INVESTMENT - 0.74%
    2,635,827  Fidelity Institutional
               Treasury Portfolio             2,635,827
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $2,635,827)              2,635,827
                                          --------------
TOTAL INVESTMENTS - 97.56%
               (Cost $563,817,456)           346,970,419
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  2.44%                                       8,663,489
                                          --------------
TOTAL NET ASSETS - 100.00%             $    355,633,908
                                          --------------

        *  Non income producing security

      (a) Fair valued at April 30, 2009 as determined in good faith using procedures approved by the Trustees of the Trust.

      (b) Represents a restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended. At April 30, 2009 the securities had an aggregate value of $1,808,020, which represented 0.51% of net assets.

      (c) This security has deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

      ADR  American Depositary Receipts

      GDR  Global Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)


 EUROPEAN FOCUS FUND
 APRIL 30, 2009

 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                           % OF NET
 A PERCENTAGE OF NET ASSETS:                           ASSETS
 -------------------------------------------------------------
 Oil & Gas Exploration & Production                    12.63%
 Gold                                                   8.99
 Integrated Oil & Gas                                   4.99
 Diversified Metals & Mining                            4.36
 Trading Companies & Distributors                       4.32
 Asset Management & Custody Banks                       4.25
 Publishing                                             4.24
 Application Software                                   4.09
 Steel                                                  4.08
 Multi-line Insurance                                   4.00
 Precious Metals & Minerals                             3.46
 Apparel, Accessories & Luxury Goods                    3.19
 Real Estate Management & Development                   3.09
 Diversified Banks                                      2.80
 Industrial Conglomerates                               2.57
 Construction Materials                                 2.50
 Diversified Chemicals                                  2.01
 Pharmaceuticals                                        1.99
 Cable & Satellite                                      1.85
 Brewers                                                1.75
 Hypermarkets & Super Centers                           1.65
 Movies & Entertainment                                 1.59
 Department Stores                                      1.49
 Human Resource & Employment Services                   1.42
 Automobile Manufacturers                               1.15
 Specialty Chemicals                                    1.10
 Air Freight & Logistics                                1.09
 Life Sciences Tools & Services                         1.05
 Specialty Stores                                       1.03
 Integrated Telecommunication Services                  0.94
 Reinsurance                                            0.92
 Diversified Real Estate Activities                     0.85
 Other Diversified Financial Services                   0.82
 Construction & Engineering                             0.56
                                                   -----------
 Long Term Investments                                 96.82
 Short Term Investment                                  0.74
                                                   -----------
 Total Investments                                     97.56
 Net Other Assets and Liabilities                       2.44
                                                   -----------
                                                      100.00%
                                                   ===========

                       See Notes to Financial Statements.

HENDERSON EUROPEAN FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

    1. All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund") as of April 30, 2009.

    2. Net unrealized depreciation of the Fund's investment securities was $216,847,037 of which $30,369,901 related to appreciated investment securities and $247,216,938 related to depreciated investment securities for the fiscal quarter ended April 30, 2009.

    3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

       Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

       Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

       If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

       The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is determined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

       Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

       The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

                                             INVESTMENTS   OTHER FINANCIAL
       VALUATION INPUTS                    IN SECURITIES      INSTRUMENTS*
       -------------------------------------------------------------------
       Level 1 -Quoted Prices               $ 68,406,640        $       -
       Level 2 -Other Significant
       Observable Inputs                     278,563,779          (20,820)
       Level 3 -Significant
       Unobservable Inputs                             -                -
       -------------------------------------------------------------------
       TOTAL                                $346,970,419        $ (20,820)
       ===================================================================

       The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                        INVESTMENTS IN
                                            SECURITIES
       -------------------------------------------------
       Balance as of 7-31-08                $    663,843
       Accrued discounts/premium                       -
       Realized gain (loss)                            -
       Change in unrealized
       appreciation/depreciation                (663,843)
       Net purchases (sales)                           -
       Net transfers in and/or out of level 3          -
       -------------------------------------------------
       Balance, as of 4-30-09               $          -
       Net change in unrealized
       appreciation/depreciation from
       investments still held as of
       4-30-09                              $ (4,563,922)

       * Other financial instruments include futures, forwards and swap contracts.

       The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position and financial performance. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

       The following is a summary of the fair valuations of the Portfolio's derivative instrument categorized by risk exposure:

                                       DERIVATIVES
                                     VALUE AT 4/30/09
       ----------------------------------------------
       Foreign exchange contracts    $        (20,820)

       In April 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provided additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

    4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At April 30, 2009, the Fund had outstanding forward foreign currency contracts as follows:

                                                                          Unrealized
                             Value date    Local amount  Current value   depreciation
                             ----------    ------------  -------------   ------------
       British Pound Long     5/5/2009        1,383,285  $   2,046,362   $   (20,820)

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL EQUITY INCOME FUND
APRIL 30, 2009


                                                VALUE
   PRINCIPAL                                   (NOTE 3)
  -----------                                 ----------

CONVERTIBLE BONDS - 0.71%
               UNITED KINGDOM - 0.71%
      750,000  Barclays Bank plc (a)     $    1,990,708
                                          --------------

               TOTAL CONVERTIBLE BONDS
               (Cost $1,207,012)              1,990,708
                                          --------------

   SHARES
  ----------

COMMON STOCKS - 91.25%
               AUSTRALIA - 1.47%
    1,699,119  Telstra Corp., Ltd.            4,111,555
                                          --------------
               CHINA - 2.92%
    8,604,000  Bank of China, Ltd.,
               Class H                        3,187,715
       57,753  PetroChina Co., Ltd., ADR      5,019,313
                                          --------------
                                              8,207,028
                                          --------------
               CYPRUS - 1.50%
    1,011,603  ProSafe SE *                   4,207,091
                                          --------------
               CZECH REPUBLIC - 1.56%
      204,337  Telefonica 02 Czech
               Republic a.s.                  4,366,248
                                          --------------
               FINLAND - 0.58%
      112,842  Orion Oyj, Class B             1,636,245
                                          --------------
               FRANCE - 9.39%
      120,041  Casino Guichard-
               Perrachon S.A.                 7,519,882
      396,979  France Telecom S.A.            8,808,885
      172,040  Total S.A.                     8,603,384
       52,470  Vivendi  S.A.                  1,414,573
                                          --------------
                                             26,346,724
                                          --------------
               GERMANY - 9.99%
       72,814  Allianz SE                     6,680,823
       38,651  BASF SE *                      1,453,139
      644,315  Deutsche Telekom AG            7,762,737
      181,918  E.ON AG                        6,144,325
       46,301  MTU Aero Engines Holding
               AG *                           1,555,018
       61,628  RWE AG                         4,430,712
                                          --------------
                                             28,026,754
                                          --------------
               GREECE - 1.89%
      171,238  OPAP S.A.                      5,302,222
                                          --------------
               HONG KONG - 0.64%
    1,902,295  Cosco Pacific, Ltd.            1,794,637
                                          --------------


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ----------
               ITALY - 5.27%
      414,181  ENI SpA                   $    8,976,053
    1,800,000  Terna - Rete Elettrica
               Nationale SpA                  5,799,398
                                          --------------
                                             14,775,451
                                          --------------
               JAPAN - 1.56%
       16,400  Nintendo Co., Ltd.             4,387,683
                                          --------------
               NETHERLANDS - 2.48%
      351,538  Unilever N.V.                  6,951,700
                                          --------------
               NORWAY - 0.12%
       10,493  Fred Olsen Energy ASA            334,246
                                          --------------
               SINGAPORE - 2.43%
    1,100,000  Keppel Corp., Ltd.             4,398,311
    1,400,000  Singapore Technologies
               Engineering, Ltd.              2,415,452
                                          --------------
                                              6,813,763
                                          --------------
               SPAIN - 1.54%
      151,397  Banco Santander S.A.           1,429,274
      307,476  Gestevision Telecinco
               S.A.                           2,886,494
                                          --------------
                                              4,315,768
                                          --------------
               SWITZERLAND - 6.03%
       42,000  Roche Holding AG               5,307,125
       17,255  Swisscom AG                    4,491,637
       38,534  Zurich Financial Services
               AG                             7,116,830
                                          --------------
                                             16,915,592
                                          --------------
               TAIWAN - 3.08%
    2,440,614  China Steel Corp.              1,884,419
      639,271  Taiwan Semiconductor
               Manufacturing Co., Ltd.,
               ADR                            6,757,094
                                          --------------
                                              8,641,513
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL EQUITY INCOME FUND
APRIL 30, 2009 (CONTINUED)


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ----------
               UNITED KINGDOM - 21.15%
      681,166  Amlin plc                 $    3,623,460
      436,236  Aviva plc                      1,990,835
      892,190  BP plc                         6,326,474
      378,502  Bunzl plc                      3,062,938
    1,879,575  Centrica plc                   6,301,908
      200,000  Cineworld Group plc              419,908
      703,429  Dairy Crest Group plc          3,224,279
      260,197  Hiscox, Ltd.                   1,286,964
      865,927  Interserve plc                 2,601,706
    3,400,000  Legal & General Group plc      2,903,867
      800,000  Marston's plc                  2,015,232
      890,373  Mondi plc                      2,314,858
      497,461  Pearson plc                    5,177,239
      724,838  Premier Farnell plc            1,637,692
      270,000  Provident Financial plc        3,383,722
    2,980,000  Smiths News plc                4,387,538
      267,287  Tesco plc                      1,326,982
    4,000,000  Vodafone Group plc             7,347,246
                                          --------------
                                             59,332,848
                                          --------------
               UNITED STATES - 17.65%
      105,986  AT&T, Inc.                     2,715,361
      331,600  Atmos Energy Corp.             8,193,836
      130,000  Bemis Co., Inc.                3,125,200
      299,604  Bristol-Myers Squibb Co.       5,752,397
      364,175  ConAgra Foods, Inc.            6,445,898
       75,509  H.J. Heinz Co.                 2,599,020
       93,520  Paychex, Inc.                  2,525,975
      145,143  Pitney Bowes, Inc.             3,561,809
      184,928  Progress Energy, Inc.          6,309,743
       60,000  Reynolds American, Inc.        2,278,800
      198,306  Verizon Communications,
               Inc.                           6,016,604
                                          --------------
                                             49,524,643
                                          --------------

               TOTAL COMMON STOCK
               (Cost $314,679,732)          255,991,711
                                          --------------

REIT - 4.82%
               FRANCE - 1.52%
       28,611  Unibail-Rodamco                4,248,851
                                          --------------
               UNITED KINGDOM - 3.30%
      971,693  Land Securities Group plc      7,976,942
    3,696,037  Segro plc                      1,293,118
                                          --------------
                                              9,270,060
                                          --------------

               TOTAL REIT
               (Cost $10,529,708)            13,518,911
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $326,416,452)       $  271,501,330
                                          --------------

SHORT TERM INVESTMENT - 1.51%
    4,256,122  Fidelity Institutional
               Treasury Portfolio             4,256,122
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $4,256,122)              4,256,122
                                          --------------
TOTAL INVESTMENTS - 98.29%
               (Cost $330,672,574)           275,757,452
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  1.71%                                       4,784,391
                                          --------------
TOTAL NET ASSETS - 100.00%               $  280,541,843
                                          --------------

        *  Non income producing security

      (a) Fair valued at April 30, 2009 as determined in good faith using procedures approved by the Trustees of the Trust.

      ADR  American Depositary Receipts

     REIT  Real Estate Investment Trust


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)


 GLOBAL EQUITY INCOME FUND
 APRIL 30, 2009

 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                           % OF NET
 A PERCENTAGE OF NET ASSETS:                           ASSETS
 -------------------------------------------------------------
 Integrated Telecommunication Services                  13.64%
 Integrated Oil & Gas                                   10.31
 Packaged Foods & Meats                                  6.86
 Electric Utilities                                      6.51
 Multi-line Insurance                                    5.63
 Pharmaceuticals                                         4.53
 Retail REIT's                                           4.36
 Multi-Utilities                                         3.83
 Food Retail                                             3.15
 Gas Utilities                                           2.92
 Wireless Telecommunication Services                     2.62
 Semiconductors                                          2.41
 Diversified Banks                                       2.35
 Casinos & Gaming                                        1.89
 Publishing                                              1.85
 Property & Casualty Insurance                           1.75
 Industrial Conglomerates                                1.57
 Home Entertainment Software                             1.56
 Distributors                                            1.56
 Oil & Gas Equipment & Services                          1.50
 Aerospace & Defense                                     1.41
 Office Services & Supplies                              1.27
 Consumer Finance                                        1.21
 Paper Packaging                                         1.11
 Trading Companies & Distributors                        1.09
 Life & Health Insurance                                 1.03
 Broadcasting                                            1.03
 Construction & Engineering                              0.93
 Data Processing & Outsourced Services                   0.90
 Paper Products                                          0.83
 Tobacco                                                 0.81
 Restaurants                                             0.72
 Steel                                                   0.67
 Movies & Entertainment                                  0.65
 Marine Ports & Services                                 0.64
 Technology Distributors                                 0.58
 Diversified Chemicals                                   0.52
 Industrial REIT's                                       0.46
 Oil & Gas Drilling                                      0.12
                                                   -----------
 Long Term Investments                                  96.78
 Short Term Investment                                   1.51
                                                   -----------
 Total Investments                                      98.29
 Net Other Assets and Liabilities                        1.71
                                                   -----------
                                                       100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON GLOBAL EQUITY INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

    1. All percentages are based on the net assets of the Henderson Global Equity Income Fund (the "Fund") as of April 30, 2009.

    2. Net unrealized depreciation of the Fund's investment securities was $54,915,122 of which $11,589,513 related to appreciated investment securities and $66,504,635 related to depreciated investment securities for the fiscal quarter ended April 30, 2009.

    3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

       Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

       Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

       If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

       The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is determined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

       Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

       The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

                                     INVESTMENTS IN  TOTHER FINANCIAL
       VALUATION INPUTS                    SECURIES      INSTRUMENTS*
       --------------------------------------------------------------
       Level 1 -Quoted Prices        $   83,319,577   $             -
       Level 2 -Other Significant
       Observable Inputs                192,437,875          (463,588)
       Level 3 -Significant
       Unobservable Inputs                        -                 -
       --------------------------------------------------------------
       TOTAL                         $  275,757,452   $      (463,588)
       ==============================================================

       * Other financial instruments include futures, forwards and swap contracts.

       The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position and financial performance. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

       The following is a summary of the fair valuations of the Portfolio's derivative instrument categorized by risk exposure:

                                        DERIVATIVES
                                      VALUE AT 4/30/09
       -----------------------------------------------
       Foreign exchange contracts     $       (463,588)

       In April 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provided additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

    4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At April 30, 2009, the Fund had outstanding forward foreign currency contracts as follows:

                                                                           Unrealized
                               Value date   Local amount  Current value   depreciation
                               ----------   ------------  -------------   ------------
       British Pound Short      7/10/2009     40,000,000  $  59,173,588   $  (463,588)

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
HENDERSON GLOBAL OPPORTUNITIES FUND
APRIL 30, 2009


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 97.02%
               BELGIUM - 1.27%
        5,083  Anheuser-Busch InBev N.V. $      155,144
                                          --------------
               BRAZIL - 1.04%
        3,795  Petroleo Brasileiro S.A.,
               ADR                              127,398
                                          --------------
               CANADA - 1.51%
        4,416  Kinross Gold Corp.                68,055
        3,210  Shoppers Drug Mart Corp.         116,074
                                          --------------
                                                184,129
                                          --------------
               CHINA - 3.65%
        1,000  Anta Sports Products,
               Ltd.                                 853
      237,000  Bank of China, Ltd.,
               Class H                           87,807
       18,000  China Life Insurance Co.,
               Ltd., Class H                     63,275
        7,000  China Medical
               Technologies, Inc., ADR          136,780
       70,500  China Railway
               Construction Corp., Ltd.,
               Class H *                         98,031
        9,500  Ping An Insurance (Group)
               Co. of China, Ltd., Class H       58,716
                                          --------------
                                                445,462
                                          --------------
               DENMARK - 0.62%
        1,574  Carlsberg A/S, Class B            75,957
                                          --------------
               FRANCE - 0.49%
        2,188  Veolia Environnement              60,034
                                          --------------
               GERMANY - 2.11%
        2,480  Fresenius Medical Care AG
               & Co.                             97,623
        1,160  Muenchener
               Rueckversicherungs-
               Gesellschaft AG                  160,113
                                          --------------
                                                257,736
                                          --------------
               HONG KONG - 1.60%
       69,000  Hang Lung Properties,
               Ltd.                             195,875
                                          --------------
               ITALY - 1.02%
        5,794  Saipem SpA                       124,588
                                          --------------

                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               JAPAN - 8.77%
        4,200  Canon, Inc.               $      126,662
        3,800  HOYA Corp.                        65,574
        5,900  Makita Corp.                     135,225
       27,100  Mitsubishi UFJ Financial
               Group, Inc.                      147,598
          900  Nintendo Co., Ltd.               240,788
        3,700  Secom Co., Ltd.                  136,849
           27  Seven Bank, Ltd.                  63,620
       15,000  The Bank of Yokohama,
               Ltd.                              63,464
        3,500  Tokio Marine Holdings,
               Inc.                              92,501
                                          --------------
                                              1,072,281
                                          --------------
               MEXICO - 0.92%
        3,412  America Movil SAB de
               C.V., Series L., ADR             112,084
                                          --------------
               SINGAPORE - 7.02%
      112,000  Capitaland, Ltd.                 206,184
       34,000  DBS Group Holdings, Ltd.         216,800
       30,000  Keppel Corp., Ltd.               119,954
       73,000  StarHub, Ltd.                     89,907
       94,000  Wilmar International,
               Ltd.                             225,161
                                          --------------
                                                858,006
                                          --------------
               SPAIN - 3.73%
       14,907  Banco Bilbao Vizcaya
               Argentaria, S.A.                 160,696
       27,620  Iberdrola Renovables S.A. *      112,558
          522  Indra Sistemas, S.A.              10,335
        4,096  Red Electrica Corp., S.A.        172,023
                                          --------------
                                                455,612
                                          --------------
               SWITZERLAND - 9.04%
       11,623  ABB, Ltd. *                      164,234
        6,451  Credit Suisse Group AG           246,532
        1,150  Lonza Group AG                   105,817
        5,663  Nestle S.A.                      184,179
        1,412  Roche Holding AG                 178,420
        1,058  Syngenta AG                      225,728
                                          --------------
                                              1,104,910
                                          --------------
               UNITED KINGDOM - 8.16%
        2,023  Autonomy Corp., plc *             42,557
        3,876  Cairn Energy plc *               122,419
       39,611  Man Group plc                    146,048
       31,944  Serco Group plc                  172,173
       40,091  Tesco plc                        199,037
      151,870  Vodafone Group plc               278,957
        4,161  Xstrata plc                       36,575
                                          --------------
                                                997,766
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
HENDERSON GLOBAL OPPORTUNITIES FUND
APRIL 30, 2009 (CONTINUED)

                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 46.07%
        3,274  Abbott Laboratories       $      137,017
        5,400  Alberto-Culver Co.               120,366
        5,563  American Tower Corp.,
               Class A *                        176,681
        4,109  AON Corp.                        173,400
        1,418  Apple, Inc. *                    178,427
        7,120  AT&T, Inc.                       182,414
        8,777  Bank of America Corp.             78,379
        8,535  Bristol-Myers Squibb Co.         163,872
        1,390  Burlington Northern Santa
               Fe Corp.                          93,797
        8,508  Cisco Systems, Inc. *            164,375
        9,289  Comcast Corp., Class A           143,608
        8,563  Corrections Corporation
               of America *                     120,995
        4,922  CVS Caremark Corp.               156,421
       10,999  El Paso Corp.                     75,893
        8,991  EMC Corp. *                      112,657
        1,789  Equinix, Inc. *                  125,642
        1,720  Express Scripts, Inc. *          110,028
        4,729  Fidelity National
               Financial, Inc., Class A          85,737
        5,458  Fidelity National
               Information Services, Inc.        97,425
        3,935  GameStop Corp., Class A *        118,680
        3,076  General Cable Corp. *             83,483
        2,803  Genzyme Corp. *                  149,484
        1,000  Goldman Sachs Group, Inc.        128,500
        2,611  Hess Corp.                       143,057
        2,898  Lazard, Ltd., Class A             79,115
        3,137  Lender Processing
               Services, Inc.                    89,906
        1,984  Lorillard, Inc.                  125,250
        4,000  Lowe's Cos, Inc.                  86,000
        6,882  Marathon Oil Corp.               204,395
        2,631  Northern Trust Corp.             143,021
        8,189  Oracle Corp.                     158,375
        4,231  PepsiCo, Inc.                    210,535
        3,367  Philip Morris
               International, Inc.              121,885
        2,532  Praxair, Inc.                    188,913
        3,041  Psychiatric Solutions,
               Inc. *                            58,965
        4,000  Quanta Services, Inc. *           90,920
        3,743  Range Resources Corp.            149,608
        6,612  Republic Services, Inc.          138,852
        3,700  Solera Holdings, Inc. *           84,434
        6,049  Southern Co.                     174,695
        3,001  Target Corp.                     123,821
        8,413  The Charles Schwab Corp.         155,472
        3,570  Thermo Fisher Scientific,
               Inc. *                           125,236
                                          --------------
                                              5,629,736
                                          --------------


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

               TOTAL COMMON STOCK
               (Cost $11,134,316)        $   11,856,718
                                          --------------

PREFERRED STOCK - 2.02%
               GERMANY - 2.02%
        4,785  Fresenius SE                     246,936
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $257,676)                  246,936
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $11,391,992)            12,103,654
                                          --------------
TOTAL INVESTMENTS - 99.04%
               (Cost $11,391,992)            12,103,654
                                          --------------
NET OTHER ASSETS AND LIABILITIES -              117,078
  0.96%
                                          --------------
TOTAL NET ASSETS - 100.00%               $   12,220,732
                                           ------------

        *  Non income producing security

      ADR  American Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)


 HENDERSON GLOBAL OPPORTUNITIES FUND
 APRIL 30, 2009

 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                             % OF NET
 A PERCENTAGE OF NET ASSETS:                             ASSETS
 --------------------------------------------------------------
 Diversified Banks                                         5.54%
 Wireless Telecommunication Services                       5.38
 Pharmaceuticals                                           3.92
 Integrated Oil & Gas                                      3.89
 Diversified Real Estate Activities                        3.29
 Health Care Equipment                                     3.14
 Investment Banking & Brokerage                            2.97
 Electric Utilities                                        2.84
 Environmental & Facilities Services                       2.54
 Asset Management & Custody Banks                          2.36
 Drug Retail                                               2.23
 Oil & Gas Exploration & Production                        2.23
 Security & Alarm Services                                 2.11
 Tobacco                                                   2.02
 Diversified Capital Markets                               2.02
 Home Entertainment Software                               1.97
 Brewers                                                   1.89
 Life Sciences Tools & Services                            1.89
 Fertilizers & Agricultural Chemicals                      1.85
 Agricultural Products                                     1.84
 Soft Drinks                                               1.72
 Health Care  Services                                     1.70
 Food Retail                                               1.63
 Construction & Engineering                                1.55
 Industrial Gases                                          1.55
 Data Processing & Outsourced Services                     1.53
 Packaged Foods & Meats                                    1.51
 Integrated Telecommunication Services                     1.49
 Computer Hardware                                         1.46
 Property & Casualty Insurance                             1.46
 Insurance Brokers                                         1.42
 Communications Equipment                                  1.35
 Heavy Electrical Equipment                                1.34
 Reinsurance                                               1.31
 Systems Software                                          1.30
 Biotechnology                                             1.22
 Cable & Satellite                                         1.18
 Household Appliances                                      1.10
 Application Software                                      1.04
 Office Electronics                                        1.04
 Internet Software & Services                              1.03
 Oil & Gas Equipment & Services                            1.02
 General Merchandise Stores                                1.01
 Life & Health Insurance                                   1.00
 Personal Products                                         0.98
 Industrial Conglomerates                                  0.98
 Computer & Electronics Retail                             0.97
 Computer Storage & Peripherals                            0.92
 Independent Power Producers & Energy Traders              0.92
 Railroads                                                 0.77
 Home Improvement Retail                                   0.70
 Electrical Components & Equipment                         0.68
 Other Diversified Financial Services                      0.64
 Oil & Gas Storage & Transportation                        0.62
 Gold                                                      0.56
 Electronic Components                                     0.54
 Regional Banks                                            0.52
 Multi-Utilities                                           0.49
 Health Care Facilities                                    0.48
 Diversified Metals & Mining                               0.30
 IT Consulting & Other Services                            0.08
 Apparel, Accessories & Luxury Goods                       0.01
                                                   ------------
 Total Investments                                        99.04
 Net Other Assets and Liabilities                          0.96
                                                   ------------
                                                         100.00%
                                                   ============


                       See Notes to Financial Statements.

HENDERSON GLOBAL OPPORTUNITIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Global Opportunities Fund (the "Fund") as of April 30, 2009.

     2. Net unrealized appreciation of the Fund's investment securities was $711,662 of which $1,350,759 related to appreciated investment securities and $639,097 related to depreciated investment securities for the fiscal quarter ended April 30, 2009.

     3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is determined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

                                         INVESTMENTS
     VALUATION INPUTS                  IN SECURITIES
     -----------------------------------------------
     Level 1 -Quoted Prices             $  9,461,936
     Level 2 -Other Significant
     Observable Inputs                     2,641,718
     Level 3 -Significant
     Unobservable Inputs                           -
     -----------------------------------------------
     TOTAL                              $ 12,103,654
     ===============================================

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position and financial performance. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. During the period ended April 30, 2009 the Fund did not invest in derivative instruments or engage in related hedging activities.

     In April 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provided additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL TECHNOLOGY FUND
APRIL 30, 2009


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 96.38%
               CANADA - 1.47%
      239,759  Celestica, Inc. *         $    1,416,976
                                          --------------
               CHINA - 8.16%
       12,351  Baidu.com, Inc., ADR *         2,876,548
       59,434  NetEase.com, Inc., ADR *       1,793,718
      354,954  Tencent Holdings, Ltd.         3,180,985
                                          --------------
                                              7,851,251
                                          --------------
               FINLAND - 1.49%
      100,680  Nokia Oyj                      1,434,940
                                          --------------
               FRANCE - 1.26%
       54,174  Meetic *                       1,212,181
                                          --------------
               JAPAN - 1.48%
        5,300  Nintendo Co., Ltd.             1,417,971
                                          --------------
               KOREA - 2.85%
       10,589  NHN Corp. *                    1,280,143
        3,153  Samsung Electronics Co.,
               Ltd.                           1,455,074
                                          --------------
                                              2,735,217
                                          --------------
               TAIWAN - 8.83%
      127,000  HTC, Corp.                     1,722,048
      259,000  MediaTek, Inc.                 2,702,858
    1,439,000  Radiant Opto-Electronics
               Corp.                          1,720,158
      817,000  Taiwan Semiconductor
               Manufacturing Co., Ltd.        1,364,662
      777,000  Wistron Corp.                    984,449
                                          --------------
                                              8,494,175
                                          --------------
               UNITED KINGDOM - 4.78%
      813,540  ARM Holdings plc               1,428,238
      150,593  Autonomy Corp., plc *          3,167,943
                                          --------------
                                              4,596,181
                                          --------------


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 66.06%
      268,286  Activision Blizzard,
               Inc. *                    $    2,889,440
       33,394  Amazon.com, Inc. *             2,688,885
       41,642  Amphenol Corp., Class A        1,409,165
       61,995  Analog Devices, Inc.           1,319,254
       50,144  ANSYS, Inc. *                  1,384,977
       26,157  Apple, Inc. *                  3,291,335
       67,331  CA, Inc.                       1,161,460
       72,172  Cisco Systems, Inc. *          1,394,363
       55,224  Cognizant Technology
               Solutions Corp. *              1,369,003
       72,427  CommScope, Inc. *              1,817,918
       15,101  First Solar, Inc. *            2,828,266
        7,634  Google, Inc., Class A *        3,022,835
       79,826  Hewlett-Packard Co.            2,872,139
       92,179  Intel Corp.                    1,454,585
       26,899  International Business
               Machines Corp.                 2,776,246
       46,955  Intuit, Inc. *                 1,086,069
       77,631  McAfee, Inc. *                 2,914,268
       73,845  MercadoLibre, Inc. *           2,018,184
       61,957  Microchip Technology,
               Inc.                           1,425,011
       69,944  Microsoft Corp.                1,417,065
       40,339  NetFlix, Inc. *                1,827,760
      214,017  ON Semiconductor Corp. *       1,159,972
      150,237  Oracle Corp.                   2,905,583
       15,355  Priceline.com, Inc. *          1,490,817
       65,696  QUALCOMM, Inc.                 2,780,255
      151,711  Skyworks Solutions, Inc. *     1,341,125
      139,842  Starent Networks Corp. *       2,759,083
       42,180  Sybase, Inc. *                 1,432,433
      193,134  Tekelec *                      2,993,577
       88,836  VistaPrint, Ltd. *             3,051,517
       61,296  Xilinx, Inc.                   1,252,890
                                          --------------
                                             63,535,480
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $79,544,241)            92,694,372
                                          --------------

SHORT TERM INVESTMENT - 2.20%
    2,119,989  Fidelity Institutional
               Treasury Portfolio             2,119,989
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $2,119,989)              2,119,989
                                          --------------
TOTAL INVESTMENTS - 98.58%
               (Cost $81,664,230)      $     94,814,361
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  1.42%                                       1,366,690
                                          --------------
TOTAL NET ASSETS - 100.00%             $     96,181,051
                                          --------------
        *  Non income producing security
      ADR  American Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)


 GLOBAL TECHNOLOGY FUND
 APRIL 30, 2009

 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                           % OF NET
 A PERCENTAGE OF NET ASSETS:                           ASSETS
 -------------------------------------------------------------
 Internet Software & Services                           19.17%
 Semiconductors                                         17.29
 Communications Equipment                               13.70
 Computer Hardware                                      12.11
 Systems Software                                       10.22
 Internet Retail                                         6.25
 Application Software                                    5.86
 Home Entertainment Software                             4.48
 Electrical Components & Equipment                       2.94
 Electronic Manufacturing Services                       1.47
 Electronic Components                                   1.47
 IT Consulting & Other Services                          1.42
                                                   -----------
 Long Term Investments                                  96.38
 Short Term Investment                                   2.20
                                                   -----------
 Total Investments                                      98.58
 Net Other Assets and Liabilities                        1.42
                                                   -----------
                                                       100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON GLOBAL TECHNOLOGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

    1. All percentages are based on the net assets of the Henderson Global Technology Fund (the "Fund") as of April 30, 2009.

    2. Net unrealized appreciation of the Fund's investment securities was $13,150,131 of which $14,264,322 related to appreciated investment securities and $1,114,191 related to depreciated investment securities for the fiscal quarter ended April 30, 2009.

    3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

       Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

       Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

       If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

       The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is determined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

       Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

       The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

                                       INVESTMENTS IN
       VALUATION INPUTS                    SECURITIES
       ----------------------------------------------
       Level 1 -Quoted Prices            $ 81,654,856
       Level 2 -Other Significant
       Observable Inputs                   13,159,505
       Level 3 -Significant
       Unobservable Inputs                          -
       ----------------------------------------------
       TOTAL                             $ 94,814,361
       ==============================================

       The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position and financial performance. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. During the period ended April 30, 2009 the Fund did not invest in derivative instruments or engage in related hedging activities.

       In April 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provided additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INDUSTRIES OF THE FUTURE FUND
APRIL 30, 2009



                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 96.83%
               AUSTRALIA - 1.14%
        3,723  Ceramic Fuel Cells,
               Ltd. *                     $         206
          234  CSL, Ltd.                          5,850
        1,543  Plantic Technologies,
               Ltd. *                               205
                                          --------------
                                                  6,261
                                          --------------
               AUSTRIA - 0.95%
          127  Oesterreichische
               Elektrizitaetswirtschafts
               AG, Class A                        5,206
                                          --------------
               CANADA - 1.40%
          773  Canadian Hydro
               Developers, Inc. *                 1,833
          464  Newalta, Inc.                      1,769
          186  Stantec, Inc. *                    4,073
                                          --------------
                                                  7,675
                                          --------------
               CHINA - 1.20%
        9,740  China South Locomotive &
               Rolling Stock Corp.,
               Ltd., Class H *                    4,394
          619  JA Solar Holdings Co.,
               Ltd., ADR *                        2,173
                                          --------------
                                                  6,567
                                          --------------
               DENMARK - 0.80%
           67  Vestas Wind Systems A/S *          4,361
                                          --------------
               FRANCE - 4.50%
           52  Eurofins Scientific                2,874
          125  Nexans S.A. *                      5,768
          111  Orpea *                            4,566
          110  Schneider Electric S.A. *          8,294
          114  Veolia Environnement               3,128
                                          --------------
                                                 24,630
                                          --------------
               GERMANY - 4.75%
          160  Envitec Biogas AG *                2,816
          212  Gerresheimer AG                    5,094
           97  Linde AG                           7,713
           76  Pfeiffer Vacuum Technology
               AG                                 5,034
          186  Solarworld AG                      5,306
                                          --------------
                                                 25,963
                                          --------------
               HONG KONG - 0.87%
       20,529  China Everbright
               International, Ltd.                4,735
                                          --------------


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               IRELAND - 1.49%
          937  Experian plc              $        6,184
          376  Kingspan Group plc                 1,946
                                          --------------
                                                  8,130
                                          --------------
               ITALY - 1.76%
        3,083  Hera SpA                           6,197
          813  Landi Renzo SpA                    3,451
                                          --------------
                                                  9,648
                                          --------------
               JAPAN - 8.80%
          300  Benesse Corp.                     11,449
          100  East Japan Railway Co.             5,633
          300  Horiba, Ltd.                       5,457
          400  HOYA Corp.                         6,903
          200  Secom Co., Ltd.                    7,397
          300  Shimano, Inc.                      8,811
          200  Torishima Pump
               Manufacturing Co., Ltd.            2,523
                                          --------------
                                                 48,173
                                          --------------
               KOREA - 0.68%
          220  Woongjin Thinkbig Co.,
               Ltd.                               3,728
                                          --------------
               NETHERLANDS - 3.93%
          765  Arcadis N.V.                      11,256
          620  Qiagen N.V. *                     10,217
                                          --------------
                                                 21,473
                                          --------------
               SINGAPORE - 1.40%
        8,000  ComfortDelgro Corp., Ltd.          7,635
                                          --------------
               SPAIN - 1.74%
        2,340  Iberdrola Renovables
               S.A. *                             9,536
                                          --------------
               SWEDEN - 0.96%
          451  Getinge AB, B Shares               5,275
                                          --------------
               SWITZERLAND - 2.28%
           59  Alcon, Inc.                        5,429
           66  Geberit AG                         7,052
                                          --------------
                                                 12,481
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INDUSTRIES OF THE FUTURE FUND
APRIL 30, 2009 (CONTINUED)


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - 7.86%
          265  Berkeley Group Holdings
               plc *                     $        3,804
        1,641  Eaga plc                           3,237
        1,039  FirstGroup plc                     5,064
        1,290  Informa plc                        5,623
          601  Intertek Group plc                 9,012
        1,213  Plant Health Care plc *            3,612
          902  Reed Elsevier plc                  6,696
        4,758  Sirius Real Estate, Ltd.           1,437
          455  Synergy Health plc                 2,610
        1,635  Trading Emissions plc              1,931
                                          --------------
                                                 43,026
                                          --------------


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 50.32%
          316  Acuity Brands, Inc.       $        9,082
          386  Agilent Technologies,
               Inc. *                             7,048
          125  Amedisys, Inc. *                   4,192
          130  American Ecology Corp.             2,148
          128  Apollo Group, Inc., Class
               A *                                8,058
           83  C.R. Bard, Inc.                    5,945
           78  Chemed Corp.                       3,302
          160  Danaher Corp.                      9,350
          374  Data Domain, Inc. *                6,201
          114  DaVita, Inc. *                     5,286
          326  Emerson Electric Co.              11,097
          452  Energy Recovery, Inc. *            3,562
          613  Gentex Corp.                       8,196
           68  Genzyme Corp. *                    3,626
          243  Henry Schein, Inc. *               9,973
          119  HMS Holdings Corp. *               3,568
          247  IDEX Corp.                         6,237
          163  Itron, Inc. *                      7,498
          389  Johnson Controls, Inc.             7,395
          148  Life Technologies Corp. *          5,520
           88  Lindsay Corp.                      3,424
          317  LKQ Corp. *                        5,383
          125  Masimo Corp. *                     3,612
          246  MEDNAX, Inc. *                     8,831
          212  Medtronic, Inc.                    6,784
          190  Meridian Bioscience, Inc.          3,302
          127  Millipore Corp. *                  7,506
          191  Mindray Medical
               International, Ltd., ADR           4,359
          657  Nalco Holding Co.                 10,722
          115  Ocean Power Technologies,
               Inc. *                               671
          185  Ormat Technologies, Inc.           6,512
          244  Pentair, Inc.                      6,500
          426  Polycom, Inc. *                    7,941
        3,066  Polyfuel, Inc. *                     125
          446  Psychiatric Solutions,
               Inc. *                             8,648
          463  Quanta Services, Inc. *           10,524
          211  Quest Diagnostics, Inc.           10,831
          222  Roper Industries, Inc.            10,121
          110  Stericycle, Inc. *                 5,179
          270  Thermo Fisher Scientific,
               Inc. *                             9,471
          374  Tyco International, Ltd.           8,886
          178  Union Pacific Corp.                8,747
                                          --------------
                                                275,363
                                          --------------

               TOTAL COMMON STOCK
               (Cost $636,379)                  529,866
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INDUSTRIES OF THE FUTURE FUND
APRIL 30, 2009 (CONTINUED)


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

PREFERRED STOCK - 1.60%
               GERMANY - 1.60%
          169  Fresenius SE              $        8,721
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $11,818)                     8,721
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $648,197)                  538,587
                                          --------------

SHORT TERM INVESTMENT - 2.08%
       11,393  Fidelity Institutional
               Treasury Portfolio                11,393
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $11,393)                    11,393
                                          --------------
TOTAL INVESTMENTS - 100.51%
               (Cost $659,590)                  549,980
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  (0.51)%                                        (2,768)
                                          --------------
TOTAL NET ASSETS - 100.00%               $      547,212
                                          --------------
        *  Non income producing security
      ADR  American Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)


 INDUSTRIES OF THE FUTURE FUND
 APRIL 30, 2009

 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                           % OF NET
 A PERCENTAGE OF NET ASSETS:                           ASSETS
 -------------------------------------------------------------
 Electrical Components & Equipment                       9.51%
 Life Sciences Tools & Services                          7.44
 Health Care  Services                                   7.06
 Health Care Equipment                                   6.94
 Industrial Machinery                                    6.07
 Construction & Engineering                              3.98
 Electronic Equipment & Instruments                      3.66
 Education Services                                      3.57
 Research & Consulting Services                          3.52
 Auto Parts & Equipment                                  3.48
 Independent Power Producers & Energy Traders            3.27
 Publishing                                              2.93
 Railroads                                               2.63
 Environmental & Facilities Services                     2.53
 Health Care Facilities                                  2.41
 Trucking                                                2.32
 Specialty Chemicals                                     1.96
 Health Care Distributors                                1.82
 Biotechnology                                           1.73
 Multi-Utilities                                         1.73
 Building Products                                       1.65
 Industrial Conglomerates                                1.62
 Leisure Products                                        1.61
 Communications Equipment                                1.45
 Construction & Farm Machinery & Heavy Trucks            1.43
 Industrial Gases                                        1.41
 Security & Alarm Services                               1.35
 Homebuilding                                            1.29
 Electronic Components                                   1.26
 Computer Storage & Peripherals                          1.13
 Health Care Supplies                                    0.99
 Distributors                                            0.98
 Electric Utilities                                      0.95
 Heavy Electrical Equipment                              0.92
 Fertilizers & Agricultural Chemicals                    0.66
 Coal & Consumable Fuels                                 0.52
 Specialized Finance                                     0.35
 Real Estate Operating Companies                         0.26
 Commodity Chemicals                                     0.04
                                                   -----------
 Long Term Investments                                  98.43
 Short Term Investment                                   2.08
                                                   -----------
 Total Investments                                     100.51
 Net Other Assets and Liabilities                       (0.51)
                                                   -----------
                                                       100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON INDUSTRIES OF THE FUTURE FUND
NOTES TO PORTFOLIO OF INVESTMENTS

    1. All percentages are based on the net assets of the Henderson Industries of the Future Fund (the "Fund") as of April 30, 2009.

    2. Net unrealized depreciation of the Fund's investment securities was $109,610 of which $12,991 related to appreciated investment securities and $122,601 related to depreciated investment securities for the fiscal quarter ended April 30, 2009.

    3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

       Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

       Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

       The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is determined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

       Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

       The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

                                        INVESTMENTS
       VALUATION INPUTS               IN SECURITIES
       ---------------------------------------------
       Level 1 -Quoted Prices         $     327,573
       Level 2 -Other Significant
       Observable Inputs                    222,407
       Level 3 -Significant
       Unobservable Inputs                        -
       ---------------------------------------------
       TOTAL                          $     549,980
       =============================================

       The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position and financial performance. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. During the period ended April 30, 2009 the Fund did not invest in derivative instruments or engage in related hedging activities.

       In April 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provided additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
APRIL 30, 2009


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 93.09%
               AUSTRALIA - 1.08%
    1,561,014  QBE Insurance Group, Ltd. $   24,621,817
                                          --------------
               CHINA - 6.66%
  114,979,000  Bank of China, Ltd.,
               Class H                       42,598,822
   30,985,000  China Communications
               Construction Co., Ltd.,
               Class H                       36,870,421
   14,448,000  China Shipping
               Development Co., Ltd.         16,536,287
   48,000,000  Industrial & Commercial
               Bank of China, Ltd.,
               Class H                       27,415,286
   21,000,000  PetroChina Co., Ltd.,
               Class H                       18,226,771
  125,809,000  SRE Group, Ltd.               10,429,694
                                          --------------
                                            152,077,281
                                          --------------
               FINLAND - 4.15%
    2,950,000  Nokia Oyj                     42,044,817
    2,824,275  Sampo Oyj , A Shares          52,834,358
                                          --------------
                                             94,879,175
                                          --------------
               FRANCE - 11.68%
    1,400,000  Carrefour S.A. *              56,618,311
    1,395,373  Essilor International
               S.A.                          60,058,068
    1,500,000  France Telecom S.A.           33,284,702
    3,838,351  Rhodia S.A.                   21,990,182
      971,196  Sodexho Alliance S.A.         46,417,825
    1,800,000  Vivendi Universal S.A.        48,527,355
                                          --------------
                                            266,896,443
                                          --------------
               GERMANY - 2.65%
      819,770  Deutsche Boerse AG            60,510,764
                                          --------------
               HONG KONG - 3.67%
    6,060,000  China Mobile, Ltd.            52,441,074
        7,399  HKC Holdings, Ltd. *                  11
   24,622,000  Sino Land Co., Ltd.           31,342,778
                                          --------------
                                             83,783,863
                                          --------------
               IRELAND - 3.16%
    2,794,285  CRH plc                       72,199,297
                                          --------------


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               JAPAN - 18.23%
    9,690,000  Daiwa Securities Group,
               Inc.                      $   50,422,369
      845,300  Disco Corp.                   25,183,033
    5,661,100  Leopalace21 Corp.             41,402,224
      144,000  Nintendo Co., Ltd.            38,525,997
    3,725,200  NSD Co., Ltd.                 29,135,329
       35,069  NTT DoCoMo, Inc.              48,859,757
    7,059,000  Sekisui Chemical Co.,
               Ltd.                          37,159,598
    1,414,800  Sumitomo Mitsui Financial
               Group, Inc.                   48,963,517
      892,700  TDK Corp.                     40,065,928
    5,094,000  Yamato Holdings Co., Ltd.     56,728,155
                                          --------------
                                            416,445,907
                                          --------------
               LUXEMBOURG - 1.85%
    1,804,091  ArcelorMittal                 42,349,598
                                          --------------
               NETHERLANDS - 2.85%
    1,550,000  Akzo Nobel N.V.               65,101,799
                                          --------------
               RUSSIA - 3.08%
    3,999,985  OAO Gazprom, ADR              70,279,149
                                          --------------
               SINGAPORE - 2.92%
    6,793,500  DBS Group Holdings, Ltd.      43,318,527
    5,850,000  Keppel Corp., Ltd.            23,391,018
                                          --------------
                                             66,709,545
                                          --------------
               SPAIN - 2.38%
    1,275,344  Industria de Diseno
               Textil S.A.                   54,423,488
                                          --------------
               SWITZERLAND - 11.53%
    3,675,330  ABB, Ltd. *                   51,932,749
    3,200,000  Compagnie Financiere
               Richemont S.A.                57,314,735
      571,441  Kuehne & Nagel
               International AG              42,949,800
      450,000  Roche Holding AG              56,862,051
      294,728  Zurich Financial Services
               AG                            54,433,204
                                          --------------
                                            263,492,539
                                          --------------
               TAIWAN - 0.38%
      841,000  MediaTek, Inc.                 8,776,462
                                          --------------
               UNITED KINGDOM - 14.17%
      506,242  Autonomy Corp., plc *         10,649,537
   14,000,000  Barclays plc                  56,963,595
    2,300,000  Cairn Energy plc *            72,643,148
    6,451,491  Capita Group plc              64,966,609
    7,700,000  Hochschild Mining plc         25,499,682
    1,403,552  Reckitt Benckiser Group
               plc                           55,274,459
    4,275,477  Xstrata plc                   37,581,420
                                          --------------
                                            323,578,450
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
APRIL 30, 2009 (CONTINUED)


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 2.65%
       29,904  First Solar, Inc. *       $    5,600,720
       20,834  Google, Inc., Class A *        8,249,639
       82,523  International Business
               Machines Corp.                 8,517,199
      227,086  McAfee, Inc. *                 8,524,808
       92,133  NetFlix, Inc. *                4,174,546
      433,358  Oracle Corp.                   8,381,144
      205,850  QUALCOMM, Inc.                 8,711,572
      241,280  VistaPrint, Ltd. *             8,287,968
                                          --------------
                                             60,447,596
                                          --------------

               TOTAL COMMON STOCK
               (Cost $2,649,912,934)      2,126,573,173
                                          --------------

PREFERRED STOCK - 2.71%
               GERMANY - 2.71%
    1,202,292  Fresenius AG                  62,045,950
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $68,846,996)            62,045,950
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $2,718,759,930)      2,188,619,123
                                          --------------

SHORT TERM INVESTMENTS - 4.88%
   65,190,558  Fidelity Institutional
               Treasury Portfolio            65,190,558
                                          --------------
   46,242,508  Henderson Money Market
               Fund                          46,242,508
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $111,433,066)          111,433,066
                                          --------------
TOTAL INVESTMENTS - 100.68%
               (Cost $2,830,192,996)      2,300,052,189
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  (0.68)%                                   (15,598,598)
                                          --------------
TOTAL NET ASSETS - 100.00%             $  2,284,453,591
                                          --------------

        *  Non income producing security
      ADR  American Depositary Receipts

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)


 INTERNATIONAL OPPORTUNITIES FUND
 APRIL 30, 2009

 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                           % OF NET
 A PERCENTAGE OF NET ASSETS:                           ASSETS
 -------------------------------------------------------------
 Diversified Banks                                       9.60%
 Multi-line Insurance                                    4.70
 Wireless Telecommunication Services                     4.44
 Integrated Oil & Gas                                    3.88
 Oil & Gas Exploration & Production                      3.18
 Construction Materials                                  3.16
 Diversified Chemicals                                   2.85
 Human Resource & Employment Services                    2.84
 Health Care Equipment                                   2.72
 Specialized Finance                                     2.65
 Health Care Supplies                                    2.63
 Marine                                                  2.60
 Apparel, Accessories & Luxury Goods                     2.51
 Pharmaceuticals                                         2.49
 Air Freight & Logistics                                 2.48
 Hypermarkets & Super Centers                            2.48
 Household Products                                      2.42
 Apparel Retail                                          2.38
 Heavy Electrical Equipment                              2.27
 Communications Equipment                                2.22
 Investment Banking & Brokerage                          2.21
 Movies & Entertainment                                  2.12
 Restaurants                                             2.03
 Steel                                                   1.85
 Real Estate Development                                 1.83
 Diversified Real Estate Activities                      1.81
 Electronic Components                                   1.75
 Application Software                                    1.74
 Home Entertainment Software                             1.69
 Diversified Metals & Mining                             1.65
 Homebuilding                                            1.63
 Construction & Engineering                              1.61
 Integrated Telecommunication Services                   1.46
 Precious Metals & Minerals                              1.12
 Semiconductor Equipment                                 1.10
 Property & Casualty Insurance                           1.08
 Industrial Conglomerates                                1.02
 Specialty Chemicals                                     0.96
 Systems Software                                        0.74
 Internet Software & Services                            0.72
 Semiconductors                                          0.38
 Computer Hardware                                       0.37
 Electrical Components & Equipment                       0.25
 Internet Retail                                         0.18
                                                   -----------
 Long Term Investments                                  95.80
 Short Term Investments                                  4.88
                                                   -----------
 Total Investments                                     100.68
 Net Other Assets and Liabilities                       (0.68)
                                                   -----------
                                                       100.00%
                                                   ===========

                       See Notes to Financial Statements.

HENDERSON INTERNATIONAL OPPORTUNITIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

    1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund") as of April 30, 2009.

    2. Net unrealized depreciation of the Fund's investment securities was $530,140,807 of which $162,261,685 related to appreciated investment securities and $692,402,492 related to depreciated investment securities for the fiscal quarter ended April 30, 2009.

    3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

       Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

       Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

       If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

       The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is determined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

       Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

       The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

                                      INVESTMENTS     OTHER FINANCIAL
       VALUATION INPUTS             IN SECURITIES        INSTRUMENTS*
       --------------------------------------------------------------
       Level 1 -Quoted Prices      $  486,204,822      $            -
       Level 2 -Other Significant
       Observable Inputs            1,813,847,367           3,135,628
       Level 3 -Significant
       Unobservable Inputs                      -                   -
       --------------------------------------------------------------
       TOTAL                       $2,300,052,189      $    3,135,628
       ==============================================================

       * Other financial instruments include futures, forwards and swap contracts.

       The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position and financial performance. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

       The following is a summary of the fair valuations of the Portfolio's derivative instrument categorized by risk exposure:


                                      DERIVATIVES
                                   VALUE AT 4/30/09
       --------------------------------------------
       Foreign exchange contracts     $   3,135,628

       In April 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provided additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

    4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At April 30, 2009, the Fund had outstanding forward foreign currency contracts as follows:

                                                                            Unrealized
                             Value date    Local amount    Current value   appreciation
                             ----------    ------------    -------------   ------------
       Japanese Yen Short     5/15/2009   4,621,250,000    $  46,864,372   $  3,135,628

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
JAPAN-ASIA FOCUS FUND
APRIL 30, 2009


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 98.70%
               HONG KONG - 4.33%
       63,000  China Mobile, Ltd.        $      545,180
      449,000  Sino Land Co., Ltd.              571,558
                                          -------------
                                              1,116,738
                                          -------------
               JAPAN - 92.26%
      164,000  Asahi Kasei Corp.                660,485
       28,400  Canon, Inc.                      856,473
       54,400  Credit Saison Co., Ltd.          606,503
      112,000  Daiwa House Industry Co.,
               Ltd.                             978,085
      164,000  Daiwa Securities Group,
               Inc.                             853,382
       16,800  Disco Corp.                      500,503
       18,390  Hakuhodo DY Holdings,
               Inc.                             844,421
       76,390  Hitachi Systems &
               Services, Ltd.                   795,077
      179,900  Leopalace21 Corp.              1,315,691
      257,300  Mitsubishi UFJ Financial
               Group, Inc.                    1,401,366
       40,100  Mitsui Sumitomo Insurance
               Group Holdings, Inc.           1,092,129
      246,500  Mizuho Financial Group, Inc.     517,799
       10,900  Murata Manufacturing Co.,
               Ltd.                             437,326
        3,100  Nintendo Co., Ltd.               829,379
       49,700  NS Solutions Corp.               575,011
       49,900  NSD Co., Ltd.                    390,275
        1,038  NTT DoCoMo, Inc.               1,446,190
       81,800  Otsuka Kagu, Ltd.                602,847
       25,300  Secom Co., Ltd.                  935,753
      120,000  Sekisui Chemical Co., Ltd.       631,697
       17,800  Seven & I Holdings Co., Ltd.     402,283
       37,400  Shinko Electric
               Industries Co., Ltd.             367,031
       36,600  Sumitomo Mitsui Financial
               Group, Inc.                    1,266,656
       26,000  Takeda Pharmaceutical
               Co., Ltd.                        924,128
       14,500  TDK Corp.                        650,785
       47,800  Tokyo Broadcasting
               System, Inc.                     669,184
          275  West Japan Railway Co.           841,386
       41,600  Xebio Co., Ltd.                  634,205
       14,090  Yamada Denki Co., Ltd.           650,100
      102,000  Yamato Holdings Co., Ltd.      1,135,899
                                          -------------
                                             23,812,049
                                          -------------
               SINGAPORE - 2.11%
       85,500  DBS Group Holdings, Ltd.         545,188
                                          -------------

                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $33,521,558)        $   25,473,975
                                          -------------
TOTAL INVESTMENTS - 98.70%
               (Cost $33,521,558)            25,473,975
                                          -------------
NET OTHER ASSETS AND LIABILITIES - 1.30%        335,424
                                          -------------
TOTAL NET ASSETS - 100.00%               $   25,809,399
                                          -------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)


 JAPAN-ASIA FOCUS FUND
 APRIL 30, 2009

 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                             % OF NET
 A PERCENTAGE OF NET ASSETS:                             ASSETS
 ---------------------------------------------------------------
 Diversified Banks                                        14.46%
 Diversified Real Estate Activities                        8.89
 Wireless Telecommunication Services                       7.72
 IT Consulting & Other Services                            5.31
 Air Freight & Logistics                                   4.40
 Property & Casualty Insurance                             4.23
 Electronic Components                                     4.21
 Security & Alarm Services                                 3.62
 Pharmaceuticals                                           3.58
 Office Electronics                                        3.32
 Investment Banking & Brokerage                            3.31
 Advertising                                               3.27
 Railroads                                                 3.26
 Home Entertainment Software                               3.21
 Broadcasting                                              2.59
 Commodity Chemicals                                       2.56
 Computer & Electronics Retail                             2.52
 Specialty Stores                                          2.46
 Homebuilding                                              2.45
 Consumer Finance                                          2.35
 Home Furnishing Retail                                    2.34
 Real Estate Development                                   2.21
 Semiconductor Equipment                                   1.94
 Food Retail                                               1.56
 Application Software                                      1.51
 Semiconductors                                            1.42
                                                     -----------
 Long Term Investments                                    98.70
                                                     -----------
 Total Investments                                        98.70
 Net Other Assets and Liabilities                          1.30
                                                     -----------
                                                         100.00%
                                                     ===========


                       See Notes to Financial Statements.

HENDERSON JAPAN-ASIA FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Japan-Asia Focus Fund (the "Fund") as of April 30, 2009.

     2. Net unrealized depreciation of the Fund's investment securities was $8,047,583 of which $716,186 related to appreciated investment securities and $8,763,769 related to depreciated investment securities for the fiscal quarter ended April 30, 2009.

     3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is determined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

                                      INVESTMENTS IN
     VALUATION INPUTS                     SECURITIES
     -----------------------------------------------
     Level 1 -Quoted Prices             $  5,318,549
     Level 2 -Other Significant
     Observable Inputs                    20,155,426
     Level 3 -Significant
     Unobservable Inputs                           -
     -----------------------------------------------
     TOTAL                              $ 25,473,975
     ===============================================

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position and financial performance. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. During the period ended April 30, 2009 the Fund did not invest in derivative instruments or engage in related hedging activities.

     In April 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provided additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
APRIL 30, 2009


                 FACE                                                                                     VALUE
                AMOUNT                                                  COUPON            MATURITY       (NOTE 3)
              ----------                                            ----------------  ---------------- -------------
     CORPORATE BONDS - 76.28%

                         BELGIUM - 0.33%
     EUR        600,000  WDAC Subsidiary Corp.                               8.500%       12/1/14     $     174,649
                                                                                                        ------------

                         CANADA - 1.83%
     EUR      1,000,000  Bombardier, Inc.                                    7.250       11/15/16           979,094
                                                                                                        ------------

                         CROATIA - 0.93%
     EUR        550,000  Agrokor D.D.                                        7.000       11/23/11           496,659
                                                                                                        ------------

                         DENMARK - 3.22%
     EUR      1,950,000  FS Funding AS                                       8.875        5/15/16         1,715,729
                                                                                                        ------------

                         FRANCE - 7.40%
     USD      1,500,000  Credit Agricole S.A. (a) (b)                        6.637        5/31/17           719,805
     EUR      1,120,000  Crown European Holdings S.A.                        6.250         9/1/11         1,452,234
     EUR      2,000,000  Rhodia S.A. (c)                                     4.185       10/15/13         1,772,954
                                                                                                        ------------
                                                                                                          3,944,993
                                                                                                        ------------

                         GERMANY - 7.40%
     EUR      1,100,000  Cognis GmbH                                         9.500        5/15/14         1,055,172
     USD      1,100,000  Kabel Deutschland GmbH                             10.625         7/1/14         1,127,500
     EUR      1,500,000  UnityMedia Hessen GmbH (c)                          4.259        4/15/13         1,766,338
                                                                                                        ------------
                                                                                                          3,949,010
                                                                                                        ------------

                         IRELAND - 1.09%
     EUR        300,000  BCM Ireland Finance, Ltd. (b) (c)                   6.959        8/15/16           166,710
     EUR        745,000  BCM Ireland Finance, Ltd.                           6.959        8/15/16           413,998
                                                                                                        ------------
                                                                                                            580,708
                                                                                                        ------------

                         ITALY - 4.71%
     EUR        900,000  Lottomatica SpA (a)                                 8.250        3/31/16           863,322
     USD        750,000  Wind Acquisition Finance S.A. (b)                  10.750        12/1/15           783,750
     EUR        700,000  Wind Acquisition Finance S.A.                       9.750        12/1/15           865,969
                                                                                                        ------------
                                                                                                          2,513,041
                                                                                                        ------------

                         LUXEMBOURG - 4.23%
     EUR      1,100,000  Cablecom Luxembourg SCA                             8.000        11/1/16         1,237,098
     GBP        400,000  Glencore Finance Europe S.A.                        6.500        2/27/19           336,219
     EUR      2,300,000  Hellas Telecommunications Luxembourg II (c)         7.435        1/15/15           684,704
                                                                                                        ------------
                                                                                                          2,258,021
                                                                                                        ------------

                         NETHERLANDS - 5.17%
     USD      1,275,000  Allianz Finance II B.V. (a)                         7.250        9/10/09           942,225
              2,000,000  Arran Corporate Loans B.V., Class E3 (c)
     USD                 (d) (e)                                             4.538        6/20/25           280,000
     USD        500,000  Impress Holdings B.V. (b) (c)                       4.256        9/15/13           413,125
     EUR      1,000,000  Impress Holdings B.V. (c)                           4.560        9/15/13         1,124,635
                                                                                                        ------------
                                                                                                          2,759,985
                                                                                                        ------------

                         NORWAY - 4.27%
     EUR      1,600,000  Nordic Telephone Company ApS (c)                    6.872         5/1/16         1,799,415
     EUR        400,000  Nordic Telephone Company ApS                        8.250         5/1/16           478,962
                                                                                                        ------------
                                                                                                          2,278,377
                                                                                                        ------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
APRIL 30, 2009 (CONTINUED)


                 FACE                                                                                     VALUE
                AMOUNT                                                  COUPON            MATURITY       (NOTE 3)
              ----------                                            ----------------  ---------------- -------------
                         UNITED KINGDOM - 19.26%
     USD      2,020,000  Aberdeen Asset Management plc (a)                   7.900%       5/29/12     $   1,222,100
     GBP        850,000  Allied Domecq Financial Services plc                6.625        6/12/14         1,201,593
     USD      1,650,000  Barclays Bank plc (a) (b)                           5.926       12/15/16           660,083
     USD      3,000,000  Catlin Insurance Co., Ltd. (a) (b) (d)              7.249        1/19/17         1,106,106
     EUR        200,000  Investec Tier I UK LP plc (a)                       7.075        6/24/15            72,770
     USD      3,191,000  Lloyds TSB Group plc (a) (b)                        6.267       11/14/16           910,335
     GBP        550,000  Pipe Holding plc                                    7.750        11/1/11           475,981
     USD      3,700,000  Royal Bank of Scotland Group plc (a)                7.640        9/29/17         1,073,995
     USD      4,000,000  Standard Chartered plc (a)                          6.409        1/30/17         2,303,000
     GBP        900,000  Virgin Media plc                                    9.750        4/15/14         1,244,872
                                                                                                        ------------
                                                                                                         10,270,835
                                                                                                        ------------

                         UNITED STATES - 16.44%
     USD      3,000,000  AXA S.A. (a) (b)                                    6.463       12/14/18         1,200,135
     EUR        540,000  Central European Distribution Corp.                 8.000        7/25/12           510,849
     EUR        650,000  Fresenius Medical Care Capital Trust V (Preferred)  7.375        6/15/11           907,316
     GBP      1,190,000  HCA, Inc.                                           8.750        11/1/10         1,654,800
     EUR        450,000  Huntsman International LLC                          7.500         1/1/15           309,605
     EUR      2,500,000  Lehman Brothers UK Capital Funding IV LP (a)
                         (d) (e) (f)                                         5.750        4/25/12                --
     EUR      1,700,000  Levi Strauss & Co.                                  8.625         4/1/13         1,878,140
     USD        500,000  Sungard Data Systems, Inc.                         10.250        8/15/15           437,500
     USD      1,500,000  Swiss Re Capital I LP (a) (b)                       6.854        5/25/16           593,122
     GBP        300,000  WMG Acquisition Corp. (d)                           8.125        4/15/14           255,188
     USD      1,200,000  Wynn Las Vegas LLC                                  6.625        12/1/14         1,020,000
                                                                                                        ------------
                                                                                                          8,766,655
                                                                                                        ------------
                          TOTAL CORPORATE BONDS
                          (Cost $71,478,585)                                                             40,687,756
                                                                                                        ------------

     U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.35%

                         UNITED STATES - 10.35%
     USD      3,400,000  United States Treasury Note                         2.000       11/30/13         3,415,939
     USD      2,000,000  United States Treasury Note                         3.750       11/15/18         2,103,286
                                                                                                        ------------
                                                                                                          5,519,225
                                                                                                        ------------
                         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                         (Cost $5,610,875)                                                                5,519,225
                                                                                                        ------------

                         TOTAL CORPORATE AND U.S. GOVERNMENT AGENCY BONDS
                         (Cost $77,089,460)                                                              46,206,981
                                                                                                        ------------

     PREFERRED STOCK - 0.54%

                         UNITED STATES - 0.54%
                    500  Bank of America Corp.                                                              288,500
                                                                                                        ------------

                         TOTAL PREFERRED STOCK
                         (Cost $500,000)                                                                    288,500
                                                                                                        ------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

WORLDWIDE INCOME FUND
APRIL 30, 2009 (CONTINUED)

                 FACE                                                                                     VALUE
                AMOUNT                                                                                   (NOTE 3)
               --------                                                                                -------------
                          TOTAL LONG TERM INVESTMENTS
                          (Cost $77,589,460)                                                          $  46,495,481
                                                                                                        ------------

     SHORT TERM INVESTMENT - 13.81%
              7,365,818  Fidelity Institutional Treasury Portfolio                                    $   7,365,818
                                                                                                        ------------

                          TOTAL SHORT TERM INVESTMENT
                          (Cost $7,365,818)                                                               7,365,818
                                                                                                        ------------

     TOTAL INVESTMENTS - 100.98%

                          (Cost $84,955,278)                                                             53,861,299
                                                                                                        ------------

     NET OTHER ASSETS AND LIABILITIES - (0.98)%                                                           (523,885)
                                                                                                        ------------

     TOTAL NET ASSETS - 100.00%                                                                       $  53,337,414
                                                                                                        ------------

(a) Maturity date is perpetual. Maturity date presented represents the next call date.

(b) Represents a restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended.
      At April 30, 2009 the securities had an aggregate value of $6,553,171, which represented 12.29% of net assets.

(c) Security is a floating rate bond where the interest rate is adjusted quarterly according to LIBOR interest rate changes.

(d) The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(e) Fair valued at April 30, 2009 as determined in good faith using procedures approved by the Trustees of the Trust.

(f)   In default.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS


 WORLDWIDE INCOME FUND
 APRIL 30, 2009

 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                             % OF NET
 A PERCENTAGE OF NET ASSETS:                             ASSETS
 ---------------------------------------------------------------
 Sovereign                                                10.35%
 Commercial Banks Non- U.S.                                8.61
 Telecommunication Services                                8.45
 Cable TV                                                  7.75
 Multi-line Insurance                                      6.09
 Containers - Metal/Glass                                  5.61
 Chemicals Specialty                                       3.90
 Apparel Manufacturers                                     3.52
 Building Maintenance & Services                           3.22
 Beverages - Wine & Spirits                                3.21
 Medical - Hospitals                                       3.10
 Special Purpose Entity                                    3.03
 Diversified Banking Institution                           2.55
 Telephone - Integrated                                    2.33
 Investments & Miscellaneous Finance                       2.29
 Chemicals - Diversified                                   1.98
 Casino Hotels                                             1.91
 Diversified Manufacturing Operations                      1.84
 Medical Products                                          1.70
 Lottery Services                                          1.62
 Food - Miscellaneous Diversified                          0.93
 Diversified Operations                                    0.89
 Computer Services                                         0.82
 Other - ABS                                               0.52
 Music                                                     0.48
 Advertising Services                                      0.33
 Finance - Commercial                                      0.14
                                                     -----------
 Long Term Investments                                    87.17
 Short Term Investment                                    13.81
                                                     -----------
 Total Investments                                       100.98
 Net Other Assets and Liabilities                         (0.98)
                                                     -----------
                                                         100.00%
                                                     -----------

                       See Notes to Financial Statements.

HENDERSON  WORLDWIDE INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Worldwide Income Fund (the "Fund") as of April 30, 2009.

     2. Net unrealized depreciation of the Fund's investment securities was $31,093,979 of which $21,671 related to appreciated investment securities and $31,115,650 related to depreciated investment securities for the fiscal quarter ended April 30, 2009.

     3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

          The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is determined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

          Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

                                                INVESTMENTS     OTHER FINANCIAL
          VALUATION INPUTS                   IN SECURITIIES       INSTRUMENTS *
          ----------------------------------------------------------------------
          Level 1 -Quoted Prices            $    13,173,544                   -
          Level 2 -Other Significant
          Observable Inputs                      40,407,755      $     (300,440)
          Level 3 -Significant
          Unobservable Inputs                       280,000                   -
          ----------------------------------------------------------------------
          TOTAL                             $    53,861,299      $     (300,440)
          ======================================================================

          The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                INVESTMENTS IN
                                                    SECURITIES
          -----------------------------------------------------
          Balance as of 7-31-08                $     4,544,618
          Accrued discounts/premium                        963
          Realized gain (loss)                               -
          Change in unrealized
          appreciation/depreciation                 (2,925,233)
          Net purchases (sales)                              -
          Net transfers in and/or out of level 3    (1,340,348)
          -----------------------------------------------------
          Balance, as of 4-30-09               $       280,000
          Net change in unrealized
          appreciation/depreciation from
          investments still held as of 4-30-09 $    (4,681,633)

          * Other financial instruments include futures, forwards and swap contracts.

          The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position and financial performance. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

          The following is a summary of the fair valuations of the Portfolio's derivative instrument categorized by risk exposure:

                                     DERIVATIVES
                                   VALUE AT 4/30/09
          -----------------------------------------
          Foreign exchange contracts    $ (300,440)

          In April 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provided additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

     4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At April 30, 2009, the Fund had outstanding forward foreign currency contracts as follows:

                                                                       Unrealized
                           Value date   Local amount  Current value   depreciation
                           ----------  -------------  -------------   ------------
     British Pound Short   5/26/2009     3,467,722    $    5,129,853  $    (77,383)
     Euro Short            5/26/2009    13,936,933        18,438,629      (223,057)
                                                                      ------------
                                                                      $   (300,440)
                                                                      ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS



By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 19, 2009



By:      /s/ Troy Statczar
         -----------------
         Troy Statczar
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    June 19, 2009